Schedule of Investments
March 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.46%
Australia–2.68%
GPT Group (The)	422,953	$1,211,152
National Storage REIT	417,090	705,490
Region RE Ltd.	64,289	101,449
Stockland	321,661	861,725
		2,879,816
Belgium–0.98%
Aedifica S.A.	9,058	730,175
VGP N.V.	3,623	324,477
		1,054,652
Canada–1.02%
Chartwell Retirement Residences	173,066	1,094,868
France–0.66%
Klepierre S.A.	31,366	711,294
Germany–1.76%
Aroundtown S.A.(a)	141,026	200,806
Instone Real Estate Group SE(b)	27,222	229,423
LEG Immobilien SE	17,665	967,234
Sirius Real Estate Ltd.	515,958	489,146
		1,886,609
Hong Kong–6.77%
CK Asset Holdings Ltd.	172,500	1,045,063
Hang Lung Properties Ltd.	359,000	673,022
Hongkong Land Holdings Ltd.	214,200	943,339
Link REIT	374,200	2,399,772
Sun Hung Kai Properties Ltd.	157,500	2,215,227
		7,276,423
Israel–0.55%
Azrieli Group Ltd.	10,324	594,869
Italy–0.65%
Infrastrutture Wireless Italiane S.p.A.(b)	52,883	697,055
Japan–9.89%
Advance Residence Investment Corp.	238	568,114
Hulic Co. Ltd.	71,500	587,494
Industrial & Infrastructure Fund Investment Corp.	549	597,734
Invincible Investment Corp.	1,000	420,578
Japan Hotel REIT Investment Corp.	1,549	878,207
Japan Metropolitan Fund Investment Corp.	1,040	758,936
Japan Prime Realty Investment Corp.	155	408,328
Kenedix Office Investment Corp.	86	198,900
Mitsubishi Estate Logistics REIT Investment Corp.	90	265,582
Mitsui Fudosan Co. Ltd.	104,458	1,963,036
Nippon Accommodations Fund, Inc.	80	360,699
Nomura Real Estate Holdings, Inc.	39,900	883,511
Nomura Real Estate Master Fund, Inc.	655	734,488
Tokyo Tatemono Co. Ltd.	32,800	400,356
Tokyu Fudosan Holdings Corp.	205,500	986,591
Shares		Value
Japan–(continued)
United Urban Investment Corp.	568	$612,817
		10,625,371
Macau–0.38%
Galaxy Entertainment Group Ltd.	61,000	405,505
Singapore–2.08%
CapitaLand Ascendas REIT	274,800	593,318
CapitaLand Investment Ltd.	510,000	1,417,668
Digital Core REIT Management Pte Ltd.	514,500	229,284
		2,240,270
Spain–1.05%
Merlin Properties SOCIMI S.A.	128,268	1,124,329
United Kingdom–4.18%
British Land Co. PLC (The)	196,066	941,464
Derwent London PLC	22,247	648,259
LondonMetric Property PLC	370,069	804,343
Segro PLC	62,809	597,825
Shaftesbury Capital PLC	484,629	687,234
UNITE Group PLC (The)	68,675	814,932
		4,494,057
United States–63.81%
Agree Realty Corp.	17,874	1,226,335
Alexandria Real Estate Equities, Inc.	8,118	1,019,540
Americold Realty Trust, Inc.	37,113	1,055,865
AvalonBay Communities, Inc.	26,624	4,474,429
Brixmor Property Group, Inc.	87,183	1,876,178
CubeSmart	49,800	2,301,756
Digital Realty Trust, Inc.	18,695	1,837,906
Equinix, Inc.	2,580	1,860,283
Equity LifeStyle Properties, Inc.	24,397	1,637,771
Essential Properties Realty Trust, Inc.	37,757	938,261
Gaming and Leisure Properties, Inc.	20,648	1,074,935
Healthcare Realty Trust, Inc.	120,493	2,329,130
Healthpeak Properties, Inc.	162,960	3,580,231
Host Hotels & Resorts, Inc.	154,165	2,542,181
Invitation Homes, Inc.	78,441	2,449,712
Kilroy Realty Corp.	39,184	1,269,562
Kimco Realty Corp.	89,836	1,754,497
Lamar Advertising Co., Class A	4,008	400,359
Life Storage, Inc.	17,177	2,251,733
Prologis, Inc.	60,390	7,534,860
Realty Income Corp.	49,867	3,157,578
Rexford Industrial Realty, Inc.	54,305	3,239,293
Sun Communities, Inc.	25,999	3,662,739
Terreno Realty Corp.	20,211	1,305,631
UDR, Inc.	125,716	5,161,899
Ventas, Inc.	26,895	1,165,898
VICI Properties, Inc.	113,646	3,707,133
Welltower, Inc.	52,617	3,772,113
		68,587,808
Total Common Stocks & Other Equity Interests (Cost $107,360,496)		103,672,926

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Real Estate Fund

Shares		Value
Money Market Funds–2.76%
Invesco Government & Agency Portfolio, Institutional Class, 4.73%(c)(d)	1,027,615	$1,027,615
Invesco Liquid Assets Portfolio, Institutional Class, 4.84%(c)(d)	761,533	761,685
Invesco Treasury Portfolio, Institutional Class, 4.72%(c)(d)	1,174,417	1,174,417
Total Money Market Funds (Cost $2,963,683)		2,963,717
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.22% (Cost $110,324,179)		106,636,643
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.20%
Invesco Private Government Fund, 4.78%(c)(d)(e)	60,737	60,737
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.98%(c)(d)(e)	156,181	$156,181
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $216,918)		216,918
TOTAL INVESTMENTS IN SECURITIES—99.42% (Cost $110,541,097)		106,853,561
OTHER ASSETS LESS LIABILITIES–0.58%		627,829
NET ASSETS–100.00%		$107,481,390
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at March 31, 2023.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2023 was $926,478, which represented less than 1% of the Fund’s Net Assets.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$615,324	$3,006,383	$(2,594,092)	$-	$-	$1,027,615	$6,971
Invesco Liquid Assets Portfolio, Institutional Class	467,289	2,147,416	(1,852,922)	(17)	(81)	761,685	7,547
Invesco Treasury Portfolio, Institutional Class	703,227	3,435,867	(2,964,677)	-	-	1,174,417	11,394
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	217,153	592,799	(749,216)	1	-	60,737	1,131*
Invesco Private Prime Fund	558,395	825,687	(1,227,832)	(17)	(52)	156,181	2,935*
Total	$2,561,388	$10,008,152	$(9,388,739)	$(33)	$(133)	$3,180,635	$29,978

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$2,879,816	$—	$2,879,816
Belgium	—	1,054,652	—	1,054,652
Canada	1,094,868	—	—	1,094,868
France	—	711,294	—	711,294
Germany	—	1,886,609	—	1,886,609
Hong Kong	—	7,276,423	—	7,276,423
Israel	—	594,869	—	594,869
Italy	—	697,055	—	697,055
Japan	—	10,625,371	—	10,625,371
Macau	—	405,505	—	405,505
Singapore	—	2,240,270	—	2,240,270
Spain	—	1,124,329	—	1,124,329
United Kingdom	—	4,494,057	—	4,494,057
United States	68,587,808	—	—	68,587,808
Money Market Funds	2,963,717	216,918	—	3,180,635
Total Investments	$72,646,393	$34,207,168	$—	$106,853,561
Invesco V.I. Global Real Estate Fund